Sal De La Puna Joint Venture - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 20, 2023 USD ($) Hectares $ / shares	Dec. 31, 2024
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation		44.80%
Sal de la Puna Holdings
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of fact and basis for preparation of financial statements when not going concern basis		100.00%
Proportion of area owned after acquisiton | Hectares	13,200
Sal de la Puna Holdings | Ganfeng New Energy Technology Development (Suzhou) Co., Ltd.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	35.00%
Arena Minerals
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Price Per Share Outstanding Paid In Cash | $ / shares	$ 0.0001
Total consideration paid	$ 185,805
Asset acquisition other transaction costs	$ 4,186
Ownership interest in joint operation	100.00%
Arena Minerals | Sal de la Puna Holdings
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	65.00%
Place of joint operation	Pastos Grandes Basin
Arena Minerals | Antofalla Minerals
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	100.00%